Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value per share in dollars	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value in dollars	$ 0.0000000001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	144,770,119	38,768,733
Common stock, shares outstanding	144,770,119	38,768,733